SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Compensation of key management personnel (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant related party transactions
Fees	¥ 780	¥ 756	¥ 768
Basic salaries, housing fund, other allowances and benefits in kind	4,665	1,849	1,370
Pension costs	513	234	166
Total remuneration	5,958	2,839	2,304
Key management personnel
Significant related party transactions
Fees	780	756	768
Basic salaries, housing fund, other allowances and benefits in kind	6,945	3,953	3,830
Pension costs	715	482	415
Total remuneration	¥ 8,440	¥ 5,191	¥ 5,013